ACCRUED EXPENSES AND CURRENT LIABILITIES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND CURRENT LIABILITIES
Payroll and welfare payables	$ 22,155,642	$ 26,067,216
Advance from customers	20,146,923	57,252,788
Derivatives	182,963	1,271,592
Accrued expenses	24,410,724	28,545,383
Other payables	23,072,365	21,483,674
Total	$ 89,968,617	$ 134,620,653